iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Hexcel Corp. ............................ 98,301 $ 6,947,915
a
Chemicals  —  60 .8%
Air Products and Chemicals, Inc. .............. 204,241 62,360,905
Albemarle Corp.
(a)
........................ 121,519 25,796,053
Ashland, Inc. ............................ 58,602 5,353,879
Celanese Corp. .......................... 115,301 14,457,592
CF Industries Holdings, Inc. .................. 228,116 18,723,761
Chemours Co. (The) ....................... 173,386 6,411,814
Dow, Inc. .............................. 663,385 37,461,351
Eastman Chemical Co. ..................... 138,320 11,837,426
Ecolab, Inc. ............................ 239,219 43,810,568
Element Solutions, Inc. ..................... 260,412 5,458,236
FMC Corp. ............................. 145,684 14,019,171
Huntsman Corp. ......................... 203,705 6,064,298
International Flavors & Fragrances, Inc. .......... 294,203 24,892,516
Linde PLC ............................. 420,799 164,393,545
LyondellBasell Industries NV , Class A ........... 280,824 27,762,261
Mosaic Co. (The) ......................... 386,099 15,737,395
NewMarket Corp. ......................... 7,259 3,278,890
Olin Corp. .............................. 150,626 8,688,108
Scotts Miracle-Gro Co. (The) , Class A ........... 48,088 3,368,083
Westlake Corp. .......................... 37,757 5,191,587
505,067,439
a
Containers & Packaging  —  3 .8%
Avery Dennison Corp. ...................... 94,206 17,334,846
International Paper Co. ..................... 404,059 14,570,368
31,905,214
a
Machinery  —  1 .7%
RBC Bearings, Inc.
(b)
...................... 32,970 7,452,869
Timken Co. (The) ......................... 72,899 6,769,401
14,222,270
a
Metals & Mining  —  27 .0%
Alcoa Corp. ............................. 207,370 7,504,720
Cleveland-Cliffs, Inc.
(b)
..................... 592,833 10,463,502
Freeport-McMoRan, Inc. .................... 1,332,033 59,475,273
Security Shares Value
a
Metals & Mining (continued)
MP Materials Corp. , Class A
(a) (b)
............... 121,143 $ 2,889,261
Newmont Corp. .......................... 768,653 32,990,587
Nucor Corp. ............................ 248,612 42,783,639
Reliance Steel & Aluminum Co. ............... 68,221 19,979,202
Royal Gold, Inc. .......................... 76,487 9,189,148
Southern Copper Corp. ..................... 99,500 8,700,280
SSR Mining, Inc. ......................... 240,812 3,506,223
Steel Dynamics, Inc. ....................... 187,442 19,977,568
United States Steel Corp. ................... 262,379 6,690,665
224,150,068
a
Specialty Retail  —  0 .9%
Valvoline, Inc. ........................... 200,182 7,600,911
a
Trading Companies & Distributors  —  4 .7%
Fastenal Co. ............................ 560,695 32,862,334
Univar Solutions, Inc.
(b)
..................... 180,939 6,539,135
39,401,469
a
Total Long-Term Investments — 99.7%
(Cost: $ 863,567,516 ) ................................ 829,295,286
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 4,378,051 4,378,926
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 1,357,500 1,357,500
a
Total Short-Term Securities — 0.7%
(Cost: $ 5,734,711 ) .................................. 5,736,426
Total Investments — 100.4%
(Cost: $ 869,302,227 ) ................................ 835,031,712
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (3,506,304)
Net Assets — 100.0% ................................. $ 831,525,408
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 7,526,758  $ —  $ (3,147,846)
(a)
$ 1,985  $ (1,971) $ 4,378,926  4,378,051  $ 5,614
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,207,959  149,541
(a)
—  —  —  1,357,500  1,357,500  16,012  —
$ 1,985  $ (1,971)
$ 5,736,426
$ 21,626  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 24 09/15/23 $ 2,191 $ 96,776
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 829,295,286  $ —  $ —  $ 829,295,286
Short-Term Securities
Money Market Funds ...................................... 5,736,426  —  —  5,736,426
$ 835,031,712  $ —  $ —  $ 835,031,712
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 96,776  $ —  $ —  $ 96,776
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.